Short-term Investments (Details)	12 Months Ended								12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2014 Other short-term investments CNY	Dec. 31, 2013 Other short-term investments CNY	Dec. 31, 2014 Short-term investments [Member] CNY	Dec. 31, 2014 Short-term investments [Member] Minimum	Dec. 31, 2013 Short-term investments [Member] Minimum	Dec. 31, 2014 Short-term investments [Member] Maximum	Dec. 31, 2013 Short-term investments [Member] Maximum	Dec. 31, 2014 JPMorgan Chase & Co. USD ($)	Dec. 31, 2014 JPMorgan Chase & Co. CNY
Short-term Investments
Short-term investments, effective yields (as a percent)									3.05%	3.30%	5.18%	7.00%
Cost	2,058,552,000	901,183,000		$ 331,778,000	350,528,000	1,708,024,000	901,183,000
Estimated Fair Value					350,528,000	1,708,024,000	901,183,000	2,058,552,000
Investment income related to short-term investments	64,200,000	35,800,000	42,900,000
Principal amount of a loan from an offshore bank	2,049,865,000	975,504,000		330,378,000									90,000,000	550,700,000
Deposits to secure bank loan														614,200,000